GENERAL - Schedule of Major Classes of Assets and Liabilities Classified as Discontinued Operations (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents		$ 526
Trade receivables		555
Other accounts receivable and prepaid expenses		42
Inventories		401
Property, plant and equipment, net
Total assets of discontinued operations		1,524
Trade payables		55
Accrued expenses and other liabilities		311
Total liabilities of discontinued operations		$ 366